BORROWINGS - Summary of Composition of Borrowings (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 19,377	$ 18,082
Add: Unamortized premiums	3	3
Less: Current portion	$ 0	$ (3)
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.90%	3.90%
Term (years)	13 years	14 years
Carrying value	$ 2,198	$ 2,140
Estimated fair value	$ 2,394	$ 2,445
Medium Term Notes | Series 4 (C$150)
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.80%	5.80%
Term (years)	15 years	16 years
Carrying value	$ 121	$ 118
Estimated fair value	$ 156	$ 160
Medium Term Notes | Series 9 (C$400)
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.80%	3.80%
Term (years)	4 years	4 years
Carrying value	$ 323	$ 314
Estimated fair value	$ 348	$ 348
Medium Term Notes | Series 10 (C$500)
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.60%	3.60%
Term (years)	6 years	6 years
Carrying value	$ 403	$ 392
Estimated fair value	$ 438	$ 441
Medium Term Notes | Series 11 (C$475)
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.30%	4.30%
Term (years)	8 years	8 years
Carrying value	$ 383	$ 373
Estimated fair value	$ 436	$ 442
Medium Term Notes | Series 12 (C$475)
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.40%	3.40%
Term (years)	9 years	9 years
Carrying value	$ 383	$ 373
Estimated fair value	$ 413	$ 420
Medium Term Notes | Series 13 (C$300)
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.30%	4.30%
Term (years)	28 years	29 years
Carrying value	$ 242	$ 236
Estimated fair value	$ 274	$ 287
Medium Term Notes | Series 14 (C$425)
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.30%	3.30%
Term (years)	29 years	30 years
Carrying value	$ 343	$ 334
Estimated fair value	$ 329	$ 347
Credit facilities
Disclosure of detailed information about borrowings [line items]
Term (years)	5 years	4 years
Carrying value	$ 0	$ 0
Estimated fair value	0	$ 0
Commercial paper
Disclosure of detailed information about borrowings [line items]
Interest rate (%)		0.40%
Carrying value	0	$ 3
Estimated fair value	0	3
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Carrying value	2,198	2,143
Estimated fair value	2,394	2,448
Less: Unamortized financing fees	(10)	(11)
Less: Current portion	0	(3)
Borrowings	$ 2,191	$ 2,132